Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund ETF)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.60%	(0.21%)	0.74%	(0.09%)	1.24%	(2.19%)	1.24%
Five Years	1.91%	1.39%	1.52%	1.90%	2.06%	1.78%	2.13%
Since Inception	7.33%	6.86%	6.02%	7.33%	8.30%	7.70%	7.56%